Annual Total Returns - Fidelity Flex Municipal Income Fund [BarChart] - 12.31 Fidelity Flex Municipal Income Fund PRO-07 - Fidelity Flex Municipal Income Fund	Mar. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 12, 2017
Fidelity Flex Municipal Income Fund
Bar Chart Table:
Annual Return 2018	0.71%
Annual Return 2019	8.26%
Annual Return 2020	3.79%
Annual Return 2021	2.31%